Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Common Stock
Weighted average shares outstanding, diluted	1,000,945	18,456,264	5,965,080	24,000,000
Diluted net (loss) income per common share	$ (0.09)	$ 0.04	$ (0.05)	$ 0.40
Class A Non-Redeemable Common Stock
Weighted average shares outstanding, diluted	5,100,000	1,473,333	3,982,192
Diluted net (loss) income per common share	$ (0.09)	$ 0.04	$ (0.05)
Class B Common Stock
Weighted average shares outstanding, diluted	900,000	5,484,270	2,017,808	6,000,000
Diluted net (loss) income per common share	$ (0.09)	$ 0.04	$ (0.05)	$ 0.40